Stock Compensation Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-vested share activity and related information
Beginning Balance, Number of Awards	80	320	877
Beginning Balance, Weighted-Average Grant Date Fair Value	$ 306.25	$ 262.75	$ 253.00
Vested, Number of Awards	(125,079)	(120)	(160)
Vested, Weighted-Average Grant Date Fair Value	$ 1.32	$ 277.25	$ 259.75
Forfeited, Number of Awards		(120)	(397)
Forfeited, Weighted-Average Grant Date Fair Value		$ 219.25	$ 242.50
Granted, Number of Awards	1,332,938
Granted, Weighted-Average Grant Date Fair Value	$ 1.12
Ending Balance, Number of Awards	1,207,939	80	320
Ending Balance, Weighted-Average Grant Date Fair Value	$ 1.12	$ 306.25	$ 262.75